Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt
Senior Unsecured Notes		$ 2,550.4	$ 1,932.0
Total Long-term Debt Outstanding		2,550.4	1,932.0
Outstanding Long-term Debt
Principal Amount, 2018		50.0
Principal Amount, 2019		85.0
Principal Amount, 2020		0.0
Principal Amount, 2021		50.0
Principal Amount, 2022		104.0
Principal Amount, After 2022		2,286.0
Principal Amount, Total		2,575.0
Unamortized Discount, Net and Debt Issuance Costs		(24.6)
Total Long-term Debt Outstanding		2,550.4	1,932.0
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		0.0	300.0	$ 0.0
Proceeds from Issuance of Long-term Debt		617.6	686.9	$ 449.0
Sub-Limit of Secured Debt		$ 50.0
Maximum Percentage of Consolidated Tangible Net Assets		10.00%
Tangible Capital to Tangible Assets		0.60%
Maximum Percentage Debt to Capitalization		67.50%
Dividend Restrictions		$ 0.0
Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool		467.2	363.4
Maximum Loans to Money Pool		268.0	82.0
Average Borrowings from Money Pool		180.5	153.7
Average Loans to Money Pool		119.8	14.6
Net Loans (Borrowings) to/from Money Pool		109.2	49.8
Authorized Short Term Borrowing Limit	[1]	$ 795.0	$ 795.0
Maximum and Minimum Interest Rates
Maximum Interest Rate		1.85%	1.02%	0.87%
Minimum Interest Rate		0.92%	0.69%	0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed		1.36%	0.85%	0.46%
Average Interest Rate For Funds Loaned		1.27%	0.83%	0.49%
Direct Borrowing [Member]
Maximum Interest Rate for Funds Borrowed		1.85%	1.02%	0.87%
Minimum Interest Rate For Funds Borrowed		0.92%	0.69%	0.37%
Maximum Interest Rate For Funds Loaned		1.85%	1.02%	0.87%
Minimum Interest Rate for Funds Loaned		0.92%	0.69%	0.37%
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool		$ 4.1	$ 5.6
Maximum Loans to Money Pool		151.9	170.4
Average Borrowings from Money Pool		1.1	1.0
Average Loans to Money Pool		39.3	35.7
Borrowings from Parent		1.1	1.0
Loans to Parent		22.5	14.2
Authorized Short Term Borrowing Limit	[2]	$ 75.0	$ 75.0
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed		1.33%	0.83%	0.48%
Average Interest Rate For Funds Loaned		1.36%	0.87%	0.47%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low		2018
Maturity Date High		2047
Weighted Average Interest Rate		3.85%
Senior Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate		2.68%	2.68%
Senior Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate		5.52%	5.52%

[1]	(a)Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.
[2]	(b)Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.